Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Summary of Operating Financial Information for Reportable Segments
The following tables provides operating financial information for our two reportable segments:

	(dollars in millions)
2019	Consumer	Business	Total Reportable Segments
External Operating Revenues
Service	$65,384	$—	$65,384
Wireless equipment	18,048	—	18,048
Other	7,384	—	7,384
Global Enterprise	—	10,815	10,815
Small and Medium Business	—	11,447	11,447
Public Sector and Other	—	5,922	5,922
Wholesale	—	3,198	3,198
Intersegment revenues	240	61	301
Total Operating Revenues(1)	91,056	31,443	122,499

Cost of services	15,884	10,655	26,539
Cost of wireless equipment	18,219	4,733	22,952
Selling, general and administrative expense	16,639	8,188	24,827
Depreciation and amortization expense	11,353	4,105	15,458
Total Operating Expenses	62,095	27,681	89,776
Operating Income	$28,961	$3,762	$32,723
(1) Service and other revenues and Wireless equipment revenues included in our Business segment amounted to approximately $27.9 billion and $3.5 billion, respectively, for the year ended December 31, 2019.

	(dollars in millions)
2018	Consumer	Business	Total Reportable Segments
External Operating Revenues
Service	$64,207	$—	$64,207
Wireless equipment	18,874	—	18,874
Other	6,447	—	6,447
Global Enterprise	—	11,197	11,197
Small and Medium Business	—	10,732	10,732
Public Sector and Other	—	5,830	5,830
Wholesale	—	3,713	3,713
Intersegment revenues	234	62	296
Total Operating Revenues(1)	89,762	31,534	121,296

Cost of services	15,335	10,859	26,194
Cost of wireless equipment	18,763	4,560	23,323
Selling, general and administrative expense	15,701	7,689	23,390
Depreciation and amortization expense	11,952	4,258	16,210
Total Operating Expenses	61,751	27,366	89,117
Operating Income	$28,011	$4,168	$32,179
(1) Service and other revenues and Wireless equipment revenues included in our Business segment amounted to approximately $28.1 billion and $3.4 billion, respectively, for the year ended December 31, 2018.

	(dollars in millions)
2017	Consumer	Business	Total Reportable Segments
External Operating Revenues
Service	$63,769	$—	$63,769
Wireless equipment	17,292	—	17,292
Other	5,735	—	5,735
Global Enterprise	—	11,444	11,444
Small and Medium Business	—	9,793	9,793
Public Sector and Other	—	5,652	5,652
Wholesale	—	3,978	3,978
Intersegment revenues	258	46	304
Total Operating Revenues(1)	87,054	30,913	117,967

Cost of services	14,981	11,094	26,075
Cost of wireless equipment	17,713	4,434	22,147
Selling, general and administrative expense	17,292	7,448	24,740
Depreciation and amortization expense	11,308	4,483	15,791
Total Operating Expenses	61,294	27,459	88,753
Operating Income	$25,760	$3,454	$29,214
(1) Service and other revenues and Wireless equipment revenues included in our Business segment amounted to approximately $29.3 billion and $1.6 billion, respectively, for the year ended December 31, 2017.

The following table provides Fios revenues for our two reportable segments:

	(dollars in millions)
Years Ended December 31,	2019	2018	2017
Consumer	$11,175	$11,056	$10,903
Business	967	883	788
Total Fios revenue	$12,142	$11,939	$11,691

The following table provides Wireless service revenue for our reportable segments and includes intersegment activity:

	(dollars in millions)
Years Ended December 31,	2019	2018	2017
Consumer	$53,791	$52,459	$51,954
Business	11,188	10,484	11,093
Total Wireless service revenue	$64,979	$62,943	$63,047

Our segments and their principal activities consist of the following:

Segment	Description
Verizon Consumer Group
Our Consumer segment provides consumer-focused wireless and wireline communications services and products. Our wireless services are provided across one of the most extensive wireless networks in the United States under the Verizon brand and through wholesale and other arrangements. Our wireline services are provided in nine states in the Mid-Atlantic and Northeastern U.S., as well as Washington D.C., over our 100% fiber-optic network under the Fios brand and over a traditional copper-based network to customers who are not served by Fios.

Verizon Business Group
Our Business segment provides wireless and wireline communications services and products, video and data services, corporate networking solutions, security and managed network services, local and long distance voice services and network access to deliver various IoT services and products. We provide these products and services to businesses, government customers and wireless and wireline carriers across the U.S. and select products and services to customers around the world.

Summary of Reconciliation of Segment Operating Revenues
A reconciliation of the reportable segment operating revenues to consolidated operating revenues is as follows:

	(dollars in millions)
Years Ended December 31,	2019	2018	2017
Operating Revenues
Total reportable segments	$122,499	$121,296	$117,967
Corporate and other	9,812	9,936	8,098
Reconciling items:
Operating results from divested businesses (Note 3)	—	—	368
Eliminations	(443)	(369)	(399)
Consolidated Operating Revenues	$131,868	$130,863	$126,034

Summary of Reconciliation of Segment Operating Income
A reconciliation of the total reportable segments’ operating income to consolidated income before provision for income taxes is as follows:

	(dollars in millions)
Years Ended December 31,	2019	2018	2017
Operating Income
Total reportable segments	$32,723	$32,179	$29,214
Corporate and other	(1,403)	(1,326)	(1,119)
Reconciling items:
Severance charges	(204)	(2,157)	(497)
Other components of net periodic pension and benefit (charges) credits (Note 11)	(813)	(823)	(800)
Net gain on sale of divested businesses (Note 3)	—	—	1,774
Acquisition and integration related charges (Note 3)	—	(553)	(884)
Gain on spectrum license transactions (Note 3)	—	—	270
Operating results from divested businesses	—	—	149
Impairment charges	(186)	(4,591)	—
Product realignment charges	—	(451)	(682)
Net gain from dispositions of assets and businesses	261	—	—
Consolidated operating income	30,378	22,278	27,425
Equity in losses of unconsolidated businesses	(15)	(186)	(77)
Other income (expense), net	(2,900)	2,364	(2,021)
Interest expense	(4,730)	(4,833)	(4,733)
Income Before (Provision) Benefit For Income Taxes	$22,733	$19,623	$20,594